Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 150,960	₩ 55,457
Liabilities, carrying amount	(1,043)	(4,184)
Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	144,886	₩ 39,871
Liabilities, carrying amount	(1,043)
Net assets, carrying amount	143,843
Assets, contractual cash flows	147,386
Liabilities, contractual cash flows	(1,043)
Net assets, contractual cash flows	146,343
Less than 1 year [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	44,872
Net assets, contractual cash flows	44,872
1-5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	103,142
Liabilities, contractual cash flows	(1,043)
Net assets, contractual cash flows	102,099
More than 5 years [member] | Derivatives hedging instrument [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	(628)
Net assets, contractual cash flows	₩ (628)